Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31, 2024	December 31, 2023

Artwork trading platform	$152,877	$795,694
Software	1,642,113	904,234
Copyright	67,531	68,538
Less: accumulated amortization	(315,956)	(1,238,821)
Total	$1,546,565	$529,645

Schedule of Future Amortization	The future amortization is as follows:
Twelve Months Ending December 31,	Estimated Amortization Expense
2025	$316,684
2026	316,684
2027	309,754
2028	303,443
2029	300,000
Total	$1,546,565